100 U.S. Treasury Securities Money Market ETF Investment Strategy - 100 U.S. Treasury Securities Money Market ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds, and notes.These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. Ordinarily, the Fund does not buy securities issued or guaranteed by agencies of the U.S. Government. The Fund is a money market fund managed in the following manner: ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund seeks to invest in securities that present minimal credit risk.The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Although the Fund will seek to qualify as a “government money market fund” (described below), it will not seek to maintain a stable net asset value (NAV) per Share using the amortized cost method of valuation. Instead, the Fund will calculate its NAV per Share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange-traded fund (ETF). As an ETF, Shares of the Fund will be traded on the Exchange (as defined below) and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. You could lose money by investing in the Fund. Because the Share price and NAV of the Fund will fluctuate, when Shares are sold on the Exchange (or redeemed, in the case of an authorized participant), they may be worth more or less than what was originally paid for them. The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. Government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully by cash and/or government securities and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.